Note Loans (Composition of loans held-in-portfolio-noncovered loans) (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	[1]	$ 22,346,115	$ 19,404,451
Commercial multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		826,079	487,280
CRE non-owner occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		3,632,115	2,526,146
CRE owner occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		2,111,588	1,667,267
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		3,529,381	3,453,574
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		681,106	251,820
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		7,036,081	6,502,886
Leasing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		627,650	564,389
Legacy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	[2]	64,436	80,818
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		3,837,679	3,870,271
Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		1,142,280	1,155,229
Consumer | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		315,172	366,162
Consumer | Personal
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		1,375,461	1,375,452
Consumer | Auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		815,978	767,369
Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio		$ 188,788	$ 206,059

[1]	Non-covered loans held-in-portfolio at December 31, 2015 are net of $108 million in unearned income and exclude $137 million in loans held-for-sale. (December 31, 2014 - $94 million in unearned income and $106 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.